Receivables (Details) - CAD ($)	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Receivables	$ 243,639	$ 271,284
Trade receivable [Member]
Disclosure of detailed information about financial instruments [line items]
Receivables	154,698
GST receivable [Member]
Disclosure of detailed information about financial instruments [line items]
Receivables	84,566	155,498
IRAP contribution receivable [Member]
Disclosure of detailed information about financial instruments [line items]
Receivables		108,535
GIC interest receivable [Member]
Disclosure of detailed information about financial instruments [line items]
Receivables	4,375	6,000
Other [Member]
Disclosure of detailed information about financial instruments [line items]
Receivables		$ 1,251